ORGANIZATION AND BUSINESS OVERVIEW (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES COMPANY

As of December 31, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activity
Giraffe Financial Holdings Limited (“GFHL”)	Hong Kong June 24, 2016	HK$10,000	100% owned by MEGL	Investment holding

Giraffe Capital Limited (“GCL”)	Hong Kong June 28, 2016	HK$15,000,000	100% owned by GHFL	Providing advisory services for the company to be listed in the public offerings and advising companies on corporate finance

Giraffe Investment Limited (“GIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

Magic Empire Investment Limited (“MEIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

Giraffe Corporate Services Limited (“GCSL”)	Hong Kong August 3, 2023	HK$100	100% owned by GHFL	Providing corporate services